SEGMENT REPORTING (Schedule of Segment Reporting Infomation by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 270,884	$ 245,627	$ 279,332
Operating income (loss)	54,615	27,831	22,654
Assets	117,847	112,364	146,475
Goodwill	39,999	39,862	50,086
Expenditures for assets	10,110	7,258	12,940
Depreciation and amortization	13,553	14,479	17,154
Impairment of goodwill		10,508	12,292
Impairment of intangible assets		3,661	13,862
Telematics Services [Member]
Segment Reporting Information [Line Items]
Revenues	189,649	182,944	204,728
Operating income (loss)	48,072	28,666	26,092
Assets	79,535	89,939	118,361
Goodwill	34,216	34,152	43,383
Expenditures for assets	9,057	6,116	11,050
Depreciation and amortization	11,411	12,471	14,671
Impairment of goodwill		9,479	11,088
Impairment of intangible assets		1,869	10,914
Telematics Products [Member]
Segment Reporting Information [Line Items]
Revenues	81,235	62,683	74,604
Operating income (loss)	6,543	(835)	(3,438)
Assets	38,312	22,425	28,114
Goodwill	5,783	5,710	6,703
Expenditures for assets	1,053	1,142	1,890
Depreciation and amortization	$ 2,142	2,008	2,483
Impairment of goodwill		1,029	1,204
Impairment of intangible assets		$ 1,792	$ 2,948